Reinsurance Reinsurance (Related Party Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Disclosures [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	$ 882,000,000	$ 3,537,000,000
Net derivatives gains (losses)	(94,000,000)	1,292,000,000	250,000,000
Embedded Derivative, Fair Value of Embedded Derivative Liability	(1,211,000,000)	1,261,000,000
Reinsurance recoverables	7,500,000,000	7,200,000,000
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	947,000,000	1,490,000,000	1,667,000,000
Deposit Contracts, Assets	4,600,000,000	4,700,000,000
Deposit Contracts, Liabilities	0	0
Ceded Credit Risk, Unsecured [Member]
Reinsurance Disclosures [Abstract]
Reinsurance recoverables	2,000,000,000	2,200,000,000
Affiliated Entity [Member]
Reinsurance Disclosures [Abstract]
Deposit Contracts, Assets	4,400,000,000	4,600,000,000
Deposit Contracts, Liabilities	0	0
Affiliated Entity [Member] | Ceded Credit Risk, Unsecured [Member]
Reinsurance Disclosures [Abstract]
Reinsurance recoverables	5,900,000,000	6,100,000,000
Affiliated Entity [Member] | Ceded Guaranteed Minimum Benefit [Member]
Reinsurance Disclosures [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	900,000,000	3,600,000,000
Net derivatives gains (losses)	(3,000,000,000)	524,000,000	1,600,000,000
Affiliated Entity [Member] | Funds Withheld On Ceded Reinsurance [Member]
Reinsurance Disclosures [Abstract]
Net derivatives gains (losses)	498,000,000	(107,000,000)	(434,000,000)
Coinsurance Funds Withheld Basis, Percent	90.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability	48,000,000	546,000,000
Affiliated Entity [Member] | Certain term and universal life policies issued in 2012 by MLI-USA [Member]
Reinsurance Disclosures [Abstract]
Net derivatives gains (losses)	20,000,000	(6,000,000)
Coinsurance Funds Withheld Basis, Percent	90.00%
Embedded Derivative, Fair Value of Embedded Derivative Liability	(14,000,000)	6,000,000
Reinsurance recoverables	917,000,000	407,000,000
Funds Held under Reinsurance Agreements, Liability	798,000,000	438,000,000
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 50,000,000	$ 37,000,000